U.S. Securities and Exchange Commission
                     Washington, D.C. 20549
                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.  Name and address of issuer:
       Kemper-Dreman Fund, Inc.
       222 S. Riverside Plaza, Chicago Illinois 60606

2. Name of each series or class of funds for which this notice is filed: Kemper-Dreman High Return Equity Fund
       A, B, C and I Shares

3.  Investment Company Act File Number: 811-5385
    Securities Act File Number: 33-18477

4.  Last day of fiscal year for which this notice is filed:
    December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

6.  Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6): N/A

7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
0

8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
0

9. Number and aggregate sale price of securities sold during the fiscal year:
Number: 25,904,244
Aggregate Sale Price: $637,301,427

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
Number: 25,904,244
Aggregate Sale Price: $637,301,427

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
Number: 0
Aggregate Sale Price: $0

U.S. Securities and Exchange Commission, Rule 24f-2 Notice p.2

12. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
$637,301,427
(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
+$0
(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
-$62,812,324
(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
+$0
(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
$574,489,103
(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): x1/33rd of 1%
(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
$174,087.61

Instruction: Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
Rules of Informal and Other Procedures (17 CFR 202.3a).  [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 27, 1997


                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*/s/Philip J. Collora, Vice President and
                            Secretary
                            -------------------------------------
                            Philip J. Collora, Vice President and
                            Secretary
Date: February 27, 1997

* Please print the name and title of the signing officer below the signature.


             U.S. Securities and Exchange Commission
                     Washington, D.C. 20549
                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.  Name and address of issuer:
       Kemper-Dreman Fund, Inc.
       222 S. Riverside Plaza, Chicago Illinois 60606

2. Name of each series or class of funds for which this notice is filed: Kemper-Dreman Contrarian Fund
       A, B, C and I Shares

3.  Investment Company Act File Number: 811-5385
    Securities Act File Number: 33-18477

4.  Last day of fiscal year for which this notice is filed:
    December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

6.  Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6): N/A

7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
0

8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
0

9. Number and aggregate sale price of securities sold during the fiscal year:
Number: 3,887,178
Aggregate Sale Price: $65,072,526

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
Number: 3,887,178
Aggregate Sale Price: $65,072,526

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
Number: 0
Aggregate Sale Price: $0

U.S. Securities and Exchange Commission, Rule 24f-2 Notice p.2

12. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
$65,072,526
(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
+$0
(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
-$14,750,129
(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
+$0
(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
$50,322,397
(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): x1/33rd of 1%
(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
$15,249.21

Instruction: Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
Rules of Informal and Other Procedures (17 CFR 202.3a).  [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 27, 1997


                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*/s/Philip J. Collora, Vice President and
                            Secretary
                            -------------------------------------
                            Philip J. Collora, Vice President and
                            Secretary
Date: February 27, 1997

* Please print the name and title of the signing officer below the signature.


             U.S. Securities and Exchange Commission
                     Washington, D.C. 20549
                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.  Name and address of issuer:
       Kemper-Dreman Fund, Inc.
       222 S. Riverside Plaza, Chicago Illinois 60606

2. Name of each series or class of funds for which this notice is filed: Kemper-Dreman Small Cap Value Fund
       A, B, C and I Shares

3.  Investment Company Act File Number: 811-5385
    Securities Act File Number: 33-18477

4.  Last day of fiscal year for which this notice is filed:
    December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

6.  Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6): N/A

7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
0

8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
0

9. Number and aggregate sale price of securities sold during the fiscal year:
Number: 16,644,729
Aggregate Sale Price: $288,106,844

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
Number: 16,644,729
Aggregate Sale Price: $288,106,844

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
Number: 0
Aggregate Sale Price: $0

U.S. Securities and Exchange Commission, Rule 24f-2 Notice p.2

12. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
$288,106,844
(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
+$0
(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
-$64,801,263
(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
+$0
(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
$223,305,581
(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): x1/33rd of 1%
(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
$67,668.36

Instruction: Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
Rules of Informal and Other Procedures (17 CFR 202.3a).  [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 27, 1997


                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*/s/Philip J. Collora, Vice President and
                            Secretary
                            -------------------------------------
                            Philip J. Collora, Vice President and
                            Secretary
Date: February 27, 1997

* Please print the name and title of the signing officer below the signature.